SCHEDULE OF RECONCILIATION OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 29, 2021
Class A ordinary shares issuance costs				$ (582,540)
Offering costs allocated to public warrants				349,831
Class A ordinary shares subject to possible redemption beginning balance			$ 203,000,706
Accretion of carrying value to initial redemption value	$ 916,262	$ 296,485		19,483,345
Class A ordinary shares subject to possible redemption ending balace	204,211,529		204,211,529	203,000,706	$ 203,000,706
Class A Ordinary Shares Subject to Redemption [Member]
Class A ordinary shares subject to possible redemption				202,998,782	202,998,782	$ 199,998,800
Proceeds allocated to Public Warrants					(7,482,088)
Class A ordinary shares issuance costs			(9,351,106)		(9,351,106)
Offering costs allocated to public warrants			349,831		349,831
Accretion of carrying value to initial redemption value			19,483,345		19,483,345
Gross proceeds	199,998,800		199,998,800
Proceeds allocated to Public Warrants			(7,482,088)
Class A ordinary shares subject to possible redemption beginning balance			202,998,782
Accretion of carrying value to initial redemption value			1,212,747
Class A ordinary shares subject to possible redemption ending balace	$ 204,211,529		$ 204,211,529	$ 202,998,782	$ 202,998,782